Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Net Carrying Amount of Other Intangible Assets
The following table is a summary of the net carrying amount of other intangible assets as of December 31:

(millions)	2021	2020
Intangible assets subject to amortization	$104.9	$159.0
Indefinite-lived intangible assets[1]	12.4	12.4
Total	$117.3	$171.4
[1] Indefinite-lived intangible assets are comprised of state insurance and agent licenses. State insurance licenses were previously subject to amortization under superseded accounting guidance and have $0.6 million of accumulated amortization for both years presented.

Intangible Assets Subject to Amortization
Intangible assets subject to amortization for the years ended December 31, consisted of the following:

(millions)	2021			2020
Category	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Policies in force	$256.2	$247.1	$9.1	$256.2	$210.4	$45.8
Agency relationships	159.2	76.8	82.4	159.2	65.4	93.8
Software rights	69.1	58.3	10.8	69.1	49.7	19.4
Trade name	3.6	1.0	2.6	0	0	0
Total	$488.1	$383.2	$104.9	$484.5	$325.5	$159.0

Amortization on Intangible Assets
The estimated aggregate amortization on these intangible assets for each of the next five years as of December 31, 2021, follows:

(millions)	Amortization Expense
2022	$31.0
2023	14.3
2024	11.4
2025	11.4
2026	11.4